Summary of Significant Accounting Policies (Details 4) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Short-term investments Trading securities	$ 636,934	$ 1,791,697
Quoted Price in Active Market for Identical Assets (Level 1) [Member] | Recurring [Member]
Property, Plant and Equipment [Line Items]
Short-term investments Trading securities
Significant Other Observable Inputs (Level 2) [Member] | Recurring [Member]
Property, Plant and Equipment [Line Items]
Short-term investments Trading securities	636,934	1,791,697
Unobservable inputs (Level 3) [Member] | Recurring [Member]
Property, Plant and Equipment [Line Items]
Short-term investments Trading securities